Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Schedule of Cash and cash equivalents
	As of December 31,
	2017	2018
	RMB’million	RMB’million
Cash at bank	3,419	7,557
Term deposits with initial terms within three months	1,755	9,799
	5,174	17,356